Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [abstract]
Applicable tax rate	27.00%	27.00%
Resource related expense accumulated with no deferred tax benefit recognized	$ 8,188	$ 6,582